RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES

29.	RELATED PARTIES

In the normal course of business, rights and obligations arise between related parties, resulting from transactions of sale and purchase of products, as well as from financial operations.

The Company holds a Related Parties Transactions Policy, which was reviewed and approved by the Board of Directors and applies to all subsidiaries of the group.

The policy mentioned above provides the conditions that must be observed for the realization of a transaction between related parties, as well as establishes approval hierarchies according to the value and nature of the transactions involved. The policy also foresees situations of conflict of interests and how they must be conducted.

In the year ended December 31, 2021, Marfrig Global Foods S.A. (“Marfrig”) acquired common shares issued by BRF S.A., achieving 33.20% of participation in the Company’s capital stock. With such participation, Marfrig is able to exercise significant influence over BRF S.A., becoming a related party. On October 20, 2021, the Administrative Council for Economic Defense’s Court (Tribunal do Conselho Administrativo de Defesa Econômica − CADE) confirmed the approval without restrictions of the acquisition of interest by Marfrig in the Company’s capital stock. The transactions and balances with Marfrig and its subsidiaries during the period are presented below.

Schedule of transaction and balances of other parties

	Accounts receivable	Trade accounts payable
	12.31.21	12.31.21
Marfrig Global Foods S.A.	9,252	(36,058)
Marfrig Chile S.A.	1,434	(24)
Quickfood S.A.	8,690	-
Total	19,376	(36,082)

	Sales	Purchases
	12.31.21	12.31.21
Marfrig Global Foods S.A. (1)	89,311	(328,956)
Marfrig Chile S.A. (1)	4,866	(93)
Quickfood S.A. (1)	38,058	-
Marfrig Alimentos S.A. (1)	139	-
Total	132,374	(329,049)
(1)	Comprehends the period from May 21, 2021 to December 31, 2021.

The subsidiaries of the Company enter into loan agreements pursuant its cash management strategy. As of December 31, 2021, the balance of these transactions was R$2,327,576 (R$2,116,463 as of December 31, 2020) with a weighted average rate of 4.27% p.a. (3.01% p.a. as of December 31, 2020).

The Company made contributions related to the post-employment benefit plans of its employees to BRF Previdência, which holds these plans (note 19). Additionally, the Company leased properties owned by BRF Previdência, and for the year ended December 31, 2021 the total amount of lease payments was R$20,647 (R$19,528 for the year ended December 31, 2020).

The Company maintains other transactions with related parties resulting from guarantees, transferences and donations to related associations and institutes, as well as leasing and other commercial transactions with related people and entities. Such transactions are compliant with the Related Party Transactions Policy and are not relevant, individually or in aggregate.

29.1.	Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.21	12.31.20	12.31.19
Salary and profit sharing	61,088	67,814	59,589
Short-term benefits (1)	1,149	2,777	257
Private pension	1,189	1,323	893
Post-employment benefits	-	-	125
Termination benefits	2,118	8,417	16,275
Share-based payment	29,198	17,397	12,052
	94,742	97,728	89,191
(1)	Comprises: medical assistance, educational expenses and others.

In addition, the executive officers (non-statutory) received among remuneration and benefits the total amount of R$29,526 for the year ended December 31, 2021 (R$20,319 for the year ended December 31, 2020).